Annual Total Returns [BarChart] - First Trust NASDAQ-100 Ex-Technology Sector Index Fund - First Trust NASDAQ-100 Ex-Technology Sector Index Fund	May 03, 2021
Bar Chart Table:
2011	(1.08%)
2012	20.31%
2013	41.24%
2014	15.35%
2015	4.75%
2016	(2.13%)
2017	20.41%
2018	(5.58%)
2019	28.35%
2020	36.48%